Segment Information (Details) - Schedule of Property and Equipment, Net of Depreciation, by Geographic Region - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Information (Details) - Schedule of Property and Equipment, Net of Depreciation, by Geographic Region [Line Items]
Total property and equipment, net:	$ 1,309	$ 1,609
Israel [Member]
Segment Information (Details) - Schedule of Property and Equipment, Net of Depreciation, by Geographic Region [Line Items]
Total property and equipment, net:	1,309	1,609
UNITED STATES [Member]
Segment Information (Details) - Schedule of Property and Equipment, Net of Depreciation, by Geographic Region [Line Items]
Total property and equipment, net: